Deferred tax - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) subsidiary	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	€ 688.7	€ 567.0	€ 385.0
Amount of statutory tax losses carried forward for offset against future profits	374.2
Supplementary carried forward tax deduction to be offset against future income	€ 195.4
Number of subsidiaries operating on cost-plus basis | subsidiary	1
Belgium [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	€ 305.6
Notional Interest Deduction [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts that could give rise to deferred tax assets		2.6	2.6
Investment Deduction [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts that could give rise to deferred tax assets	1.0	€ 1.0	€ 1.0
Expiry between 2018 and 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	5.7
Amount of statutory tax losses carried forward for offset against future profits	€ 10.8